NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY CORE BOND FUND

NUVEEN HIGH YIELD BOND FUND

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED SEPTEMBER 2, 2011

TO THE PROSPECTUS DATED JANUARY 18, 2011

The footnote to the table in the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares” is hereby deleted in its entirety and replaced with the following:

You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen Securities, LLC pays financial intermediaries of record a commission equal to 1% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 6 months of purchase, 0.75% if you redeem any of your shares within 12 months of purchase and 0.50% if you redeem any of your shares within 18 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” for more information.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-INV3P-0911P

NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY CORE BOND FUND

NUVEEN HIGH YIELD BOND FUND

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED SEPTEMBER 2, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 18, 2011

1.	The second sentence of the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is hereby deleted in its entirety and replaced with the following:

However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 18 months of purchase.

2.	In the first sentence of the third paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge”, roman numerette (xi) is hereby deleted in its entirety and replaced with the following roman numerette (xi) and additional roman numerette (xii):

(xi) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (xii) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IV3SAI-0911P